Marketable Investment Securities, Restricted Cash and Cash Equivalents, and Other Investment Securities - Unrealized Gains (Losses) On Marketable Investment Securities (Details) $ in Millions	Mar. 31, 2021 USD ($)
Contractual maturities of restricted and non-restricted marketable investment securities
Debt securities with contractual maturities within one year	$ 49